Basis of Presentation, Significant Accounting Policies and Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Basis of Presentation, Significant Accounting Policies and Fair Value Measurements
Basis of Presentation, Significant Accounting Policies and Fair Value Measurements

2. Basis of Presentation, Significant Accounting Policies and Fair Value Measurements

Basis of Presentation

These consolidated financial statements, in the opinion of management, include all adjustments (consisting only of normal recurring adjustments and accruals) necessary for a fair statement of the results for the periods presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”). Our financial position, results of operations and cash flows are presented in U.S. Dollars.

Consolidation

The accompanying consolidated financial statements include our wholly owned subsidiaries, Liquidia Technologies and Liquidia PAH. All intercompany accounts and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. These estimates are based on historical experience and various other assumptions believed to be reasonable under the circumstances. We evaluate our estimates on an ongoing basis, including those related to the valuation of stock-based awards, certain accruals, and intangible and contract acquisition cost amortization, and make changes to the estimates and related disclosures as our experience develops or new information becomes known. Actual results will most likely differ from those estimates.

Revision of Previously Issued Financial Statements

During the three months ended March 31, 2025, we identified immaterial errors in our accounting treatment of the fourth and fifth amendments to the HCR Agreement. While we initially concluded that the amendments constituted extinguishments under ASC 470 Debt, we reevaluated the accounting treatment, revised our conclusions and determined the amendments to be modifications. The identified errors impacted our previously issued 2024 annual consolidated financial statements. We have evaluated these errors and determined that the errors were not material to our consolidated financial statements taken as a whole. However, we are voluntarily revising our previously issued 2024 annual consolidated financial statements to correct the immaterial errors. As a result of the revision, the loss on extinguishment has been eliminated and an adjustment to interest expense resulting from the modifications has been recorded, with corresponding adjustments to the long-term debt and accumulated deficit accounts.

A summary of the revisions to certain financial statement line items as of and for the year ended December 31, 2024 in the consolidated financial statements is presented below:

Consolidated Balance Sheet

	December 31, 2024
	As Previously Reported	Adjustment	As Revised
Long-term debt, noncurrent	$97,371	$(2,103)	$95,268
Total liabilities	$153,038	$(2,103)	$150,935
Accumulated deficit	$(559,492)	$2,103	$(557,389)
Total stockholders’ equity	$77,275	$2,103	$79,378

Consolidated Statement of Operations and Comprehensive Loss

	Year Ended December 31, 2024
	As Previously Reported	Adjustment	As Revised
Interest expense	$(12,486)	$(2,165)	$(14,651)
Loss on extinguishment of debt	$(4,268)	$4,268	$—
Total other expense, net	$(9,100)	$2,103	$(6,997)
Net loss and comprehensive loss	$(130,394)	$2,103	$(128,291)
Net loss per common share, basic and diluted	$(1.66)	$0.03	$(1.63)

The adjustments noted above had a corresponding impact on the related consolidated statement of stockholders' equity line items. There was no impact to our consolidated statement of cash flows except for the presentation of net loss offset by the corresponding adjustment to reconcile net loss to net cash used in operating activities. In addition, the following notes to the consolidated financial statements have been updated to reflect the revised amounts: Note 11 “Income Taxes,” Note 13 “Long-term Debt,” and Note 16 “Segment Information.”

We also revised previously reported quarterly financial information for these errors, a summary of which is presented in Note 17 “Quarterly Results (Unaudited).”

Summary of Significant Accounting Policies

Recent Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Subtopic 280). This guidance improves reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The Company adopted ASU 2023-07 during the year ended December 31, 2024 and applied it retrospectively for all prior periods presented. See Note 16 “Segment Information.”

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. This guidance requires disaggregated information about a reporting entity's effective tax rate reconciliation as well as information on income taxes paid. This standard also includes certain other amendments to improve the effectiveness of income tax disclosures. The guidance is effective for annual reporting periods beginning after December 15, 2024, with early adoption permitted. Except for expanding disclosures, we do not expect the adoption of ASU 2023-09 to have a material effect on our consolidated financial statements taken as a whole.

In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (DISE). This guidance requires disaggregated disclosure of income statement expenses for public business entities. ASU 2024-03 does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. As revised by ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures, the provisions of ASU 2024-03 are effective for fiscal years beginning after December 15, 2026, with early adoption permitted. Except for expanding disclosures to include more granular income statement expense categories, we do not expect the adoption of ASU 2024-03 to have a material effect on our consolidated financial statements taken as a whole.

Cash, Cash Equivalents, and Concentration of Credit Risk

We consider all highly liquid investments with a maturity of three months or less at the date of purchase to be cash equivalents.

Financial instruments that potentially subject us to concentrations of credit risk consist of cash and cash equivalents. We are exposed to credit risk, subject to federal deposit insurance, in the event of default by the financial institutions holding our cash and cash equivalents to the extent of amounts recorded on the consolidated balance sheet. Our cash and cash equivalents are held at multiple accredited financial institutions. We have not experienced any losses on such accounts and do not believe that we are subject to unusual credit risk beyond the normal credit risk associated with commercial banking relationships. Such deposits have exceeded and will continue to exceed federally insured limits.

Accounts Receivable

Accounts receivable are stated at net realizable value and net of an allowance for credit losses as of each balance sheet date, if applicable. One customer accounted for 95% and 99% of our accounts receivable, net as of December 31, 2024 and December 31, 2023, respectively. As of December 31, 2024 and 2023, we have not recorded an allowance for credit losses.

Prelaunch Inventory

We capitalize prelaunch inventory prior to receiving regulatory approval if regulatory approval and subsequent commercialization of a product is probable and we also expect future economic benefit from the sales of the product to be realized. Prior to this conclusion, we expense prelaunch inventory as research and development expense in the period incurred. For prelaunch inventory that is capitalized, we consider a number of specific facts and circumstances, including the product’s shelf life, the product's current status in the development and regulatory approval process, results from related clinical trials, results from meetings with relevant regulatory agencies prior to the filing of regulatory applications, potential obstacles to the approval process, viability of commercialization and market trends. In late 2023, based on our assessment of the legal and regulatory process related to YUTREPIA, we concluded that we met the criteria to capitalize expenditures for prelaunch inventory. We capitalized $10.8 million of prelaunch inventory as of December 31, 2024 and none as of December 31, 2023. If either regulatory approval or market acceptance post-approval of YUTREPIA do not occur at all or on a timely basis prior to the inventory shelf-life expiration, we may be required to write-off some or all prelaunch inventory, which could affect our financial condition and financial results.

Leases

ASC 842 Leases sets out the principles for the recognition, measurement, presentation and disclosure of leases for both lessees and lessors. The standard requires lessees to apply a dual approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight-line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. For operating leases, the asset and liability is expensed over the lease term on a straight-line basis, with all cash flows classified as an operating activity in the Statement of Cash Flows. For finance leases, interest on the lease liability is recognized separately from the amortization of the right-of-use asset in the Statement of Operations and Comprehensive Loss and the repayment of the principal portion of the lease liability is classified as a financing activity, while the interest component is classified as an operating activity in the Statement of Cash Flows.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Depreciation of property, plant and equipment is computed using the straight-line method over the estimated useful lives of the assets beginning when the assets are placed in service. Estimated useful lives for the major asset categories are:

Lab and build-to-suit equipment (years)	5 - 7
Office equipment (years)	5
Furniture and fixtures (years)	10
Computer equipment (years)	3
Leasehold improvements	Lesser of life of the asset or remaining lease term

Major renewals and improvements are capitalized to the extent that they increase the useful economic life or increase the expected economic benefit of the underlying asset. Maintenance and repairs are charged to operations as incurred. When items of property, plant and equipment are sold or retired, the related cost and accumulated depreciation or amortization is removed from the accounts, and any gain or loss is included in operating expenses in the accompanying Statements of Operations and Comprehensive Loss.

Long-Lived Assets

We review long-lived assets, including definite-life intangible assets, for realizability on an ongoing basis. Changes in depreciation and amortization, generally accelerated depreciation and variable amortization, are determined and recorded when estimates of the remaining useful lives or residual values of long-term assets change. We also review for impairment when conditions exist that indicate the carrying amount of the assets may not be fully recoverable. In those circumstances, we perform undiscounted operating cash flow analyses to determine if an impairment exists. When testing for asset impairment, we group assets and liabilities at the lowest level for which cash flows are separately identifiable. Any impairment loss is calculated as the excess of the asset’s carrying value over its estimated fair value. Fair value is estimated based on the discounted cash flows for the asset group over the remaining useful life or based on the expected cash proceeds for the asset less costs of disposal. Any impairment losses would be recorded in the consolidated statements of operations. To date, no such impairments have occurred.

Goodwill

We assess goodwill for impairment at least annually as of July 1 or whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. For example, significant and unanticipated changes or our inability to obtain or maintain regulatory approvals for our product candidates, including the NDA for YUTREPIA, could trigger testing of our goodwill for impairment at an interim date. We have one reporting unit. We have the option to first assess qualitative factors to determine whether events or circumstances indicate it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, in which case a quantitative impairment test is not required.

Per ASC 350, Intangibles Goodwill and Other, the quantitative goodwill impairment test is performed by comparing the fair value of the reporting unit with its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. An impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the fair value up to the amount of goodwill allocated to the reporting unit. Income tax effects from any tax-deductible goodwill on the carrying amount of the reporting unit are considered when measuring the goodwill impairment loss, if applicable.

We completed our annual goodwill impairment test as of July 1, 2024 and concluded that no impairments had occurred. There have been no significant events or changes in circumstances which indicated that the carrying amount of goodwill was not recoverable subsequent to the assessment.

Long-term Debt

We recognized a liability related to amounts received in January 2023, July 2023, January 2024, and September 2024 pursuant to the HCR Agreement under ASC 470-10, Debt and ASC 835-30, Interest – Imputation of Interest. The liability will be accreted under the effective interest method based upon the amount of contractual future payments to be made pursuant to the HCR Agreement. Amendments are assessed under ASC 470 to determine the appropriate treatment as troubled debt restructurings, extinguishments or modifications. If the timing or amounts of any future payments change, we will prospectively adjust the effective interest and the related amortization of the liability.

Revenue Recognition

We recognize revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). The core principle of ASC 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

●	Step 1: Identify the contract with the customer
●	Step 2: Identify the performance obligations in the contract
●	Step 3: Determine the transaction price
●	Step 4: Allocate the transaction price to the performance obligations in the contract
●	Step 5: Recognize revenue when the company satisfies a performance obligation

In order to identify the performance obligations in a contract with a customer, we assess the promised goods or services in the contract and identify each promised good or service that is distinct.

If a good or service is not distinct, the good or service is combined with other promised goods or services until a bundle of goods or services is identified that is distinct.

The transaction price is the amount of consideration to which an entity expects to be entitled in exchange for transferring promised goods or services to a customer. The consideration promised in a contract with a customer may include fixed amounts, variable amounts, or both.

Variable consideration is included in the transaction price only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. We evaluate any non-cash consideration, consideration payable to the customer, potential returns and refunds, and whether consideration contains a significant financing element in determining the transaction price.

Revenue is measured based on consideration specified in a contract with a customer. We recognize revenue when it satisfies a performance obligation by transferring control over a service to a customer. The amount of revenue recognized reflects estimates for refunds and returns, which are presented as a reduction of accounts receivable where the right of setoff exists.

Research and Development Expense

Research and development costs are expensed as incurred in accordance with ASC 730, Research and Development and include facility-related costs related to research and development activities, direct costs from third parties, such as contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and consultants, as well as employee-related expenses, including salaries, benefits, and stock-based compensation. Research and development expenses also include costs of acquired product licenses and related technology rights where there is no alternative future use.

Accrued Research and Development Expenses

As part of the process of preparing the consolidated financial statements, we are required to estimate accrued expenses. This process involves reviewing quotations and contracts, identifying services that have been performed on our behalf and estimating the level of service performed and the associated cost incurred for the service when we have not yet been invoiced or otherwise notified of the actual cost. The majority of our service providers invoice us monthly in arrears for services performed or when contractual milestones are met. We make estimates of our accrued expenses as of each balance sheet date in our consolidated financial statements based on facts and circumstances known to us at that time. We periodically confirm the accuracy of these estimates with the service providers and make adjustments if necessary.

The significant estimates in our accrued research and development expenses are related to expenses incurred with respect to CROs, CMOs and other vendors in connection with research and development and manufacturing activities. The financial terms of our agreements with CROs and CMOs are subject to negotiation, vary from contract to contract and may result in uneven payment flows. There may be instances in which payments made to our vendors will exceed the level of services provided and result in a prepayment of the applicable research and development or manufacturing expense. In accruing service fees, we estimate the time period over which services will be performed and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from such estimate, we adjust the accrual or prepaid expense accordingly. Although we do not expect our estimates to be materially different from amounts actually incurred, our understanding of the status and timing of services performed relative to the actual status and timing of services performed may vary and could result in us reporting amounts that are too high or too low in any particular period. There have been no material changes in estimates for the periods presented.

Patent Maintenance

We are responsible for all patent costs, past and future, associated with the preparation, filing, prosecution, issuance, maintenance, enforcement and defense of United States patent applications to which we have rights other than those patents that we license from Pharmosa that are not specific to L606. Such costs are recorded as general and administrative expenses as incurred. To the extent that our licensees share these costs, such benefit is recorded as a reduction of the related expenses.

Stock-Based Compensation

We estimate the grant date fair value of stock-based awards and amortize this fair value to compensation expense over the requisite service period or the vesting period of the respective award. In arriving at stock-based compensation expense, we estimate the number of stock-based awards that will be forfeited due to employee turnover. The forfeiture assumption is based primarily on turn-over historical experience. If the actual forfeiture rate is higher than the estimated forfeiture rate, then an adjustment will be made to increase the estimated forfeiture rate, which will result in a decrease to the expense recognized in our financial statements. If the actual forfeiture rate is lower than the estimated forfeiture rate, then an adjustment will be made to lower the estimated forfeiture rate, which will result in an increase to expense recognized in our financial statements. The expense we recognize in future periods will be affected by changes in the estimated forfeiture rate and may differ from amounts recognized in the current period. See Note 9.

Net Loss Per Share

Basic net loss per share is calculated by dividing net loss attributable to common stockholders by the weighted average shares outstanding during the period, without consideration of common stock equivalents.

Diluted net loss per share is calculated by adjusting weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method. Due to their anti-dilutive effect, the calculation of diluted net loss per share excludes the following common stock equivalent shares:

	Year Ended
	December 31,
	2024	2023
Stock Options	9,288,028	9,513,039
Restricted Stock Units	3,049,830	1,685,532
Warrants	450,000	450,000
Total	12,787,858	11,648,571

Certain common stock warrants are included in the calculation of basic and diluted net loss per share since their exercise price is de minimis.

Income Taxes

The asset and liability method is used in our accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. We record a valuation allowance against deferred tax assets when realization of the tax benefit is uncertain.

A valuation allowance is recorded, if necessary, to reduce net deferred taxes to their realizable values if management believes it is more likely than not that the net deferred tax assets will not be realized.

We may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.

Fair Value Measurements

ASC 825, Financial Instruments defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (an exit price). As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. ASC 825 establishes a three-tiered approach for valuation of financial instruments, which requires that fair value measurements be classified and disclosed in one of three tiers, whether or not recognized on our consolidated balance sheets at fair value. The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

Level 1 — Quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices included in active markets that are observable for the asset or liability, either directly or indirectly; and

Level 3 — Unobservable inputs for the asset and liability used to measure fair value, to the extent that observable inputs are not available.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The following table presents the placement in the fair value hierarchy of financial assets and liabilities measured at fair value as of December 31, 2024 and December 31, 2023:

	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Carrying
December 31, 2024	(Level 1)	(Level 2)	(Level 3)	Value
Money market funds (cash equivalents)	$170,672	$—	$—	$170,672

	Quoted	Significant
	Prices in	Other	Significant
	Active	Observable	Unobservable
	Markets	Inputs	Inputs	Carrying
December 31, 2023	(Level 1)	(Level 2)	(Level 3)	Value
Money market funds (cash equivalents)	$79,912	$—	$—	$79,912

Money market funds are included in cash and cash equivalents on our consolidated balance sheet and are classified within Level 1 of the fair value hierarchy since they are valued using quoted market prices.

Other Fair Value Disclosures

The carrying amounts reflected in our consolidated balance sheets for cash, accounts receivable, prepaid expenses and other current assets, accounts payable and accrued expenses and other current liabilities approximate their fair values due to their short-term nature.

The carrying value of long-term debt at December 31, 2023 approximates fair value as the respective interest rate is reflective of current market rates on debt with similar terms and conditions. The carrying value and fair value of long-term debt as of December 31, 2024 is as follows. The fair value is estimated using Level 3 inputs based on a discounted cash flow model incorporating company-specific projections and a market-based discount rate of 15.6% to 17.6% based on the tenor of the expected payment, and reflective of debt with similar risk characteristics.

December 31, 2024	Carrying Value	Fair Value
Long-term debt, including amounts due within one year	$113,284	$110,174